VIA EDGAR

April 27, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Company I

File Numbers 002-83631 and 811-03738

CIK Number 0000719423

Ladies and Gentlemen:

On behalf of VALIC Company I (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the "Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 91 under the 1933 Act and as Amendment No. 90 under the Investment Company Act of 1940, as amended, was filed electronically and accepted on April 27, 2020.

Please direct any questions to the undersigned at (201) 324-6536.

Sincerely,

/s/ Amber C. Kopp

Amber C. Kopp

Assistant Secretary